January 28, 2022 VIA EDGAR TRANSMISSION	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas vedderprice.com W. Thomas Conner Shareholder +1 202 312 3331 tconner@vedderprice.com

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Initial Registration Statement on Form S-3

Brighthouse Life Insurance Company

Brighthouse Shield Level Pay PlusSM Annuity

Brighthouse Shield Level Pay PlusSM Advisory Annuity

Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Initial Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Very truly yours, /s/ W. Thomas Conner W. Thomas Conner Shareholder

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc.
Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.
Nathaniel Segal, Counsel, Vedder Price P.C.

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